GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

Organization and Business

Rosetta Genomics Ltd. (the "Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically-validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, Rosetta Cancer Origin TestTM, Rosetta Lung Cancer TestTM, and Rosetta Kidney Cancer TestTM are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, distribute the diagnostic services of the Company's, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

Acquisition of CynoGen, Inc.

On April 13, 2015, the Company, through its wholly-owned U.S. subsidiary, acquired all of the outstanding shares of Minuet Inc., a Delaware corporation which holds all of the Shares of CynoGen, Inc., a Delaware corporation ("CynoGen" or "PersonalizeDx") from Prelude Corporation, a Fjord Ventures portfolio company. PersonalizeDx is a molecular diagnostics and services company serving community-based pathologists, urologists, oncologists and other reference laboratories across the United States. PersonalizeDx is focused on the detection of genomic changes through FISH technology, which helps to detect cancer, measure the potential aggressiveness of the disease and identify patients most likely to respond to targeted therapies.

The purchase price included $2,000 in cash, 500,000 of the Company's ordinary shares and the provision of certain assets and services at cost to Prelude Corporation. Prelude Corporation has accepted 120,000 of the Company's ordinary shares in lieu of the above mentioned provision of certain assets and services owed to it by the Company. The aggregate fair value of the total 620,000 ordinary shares issued amounted to approximately $1,949. As a result, the total consideration amounted to approximately $3,949.

The acquisition was accounted for under the purchase method of accounting, in accordance with Accounting Standard Codification ("ASC") 805, "Business Combinations", and accordingly, the Company allocated the purchase price to assets acquired and liabilities assumed based on a preliminary purchase price allocation study using management's best estimate. As a result, the Company recognized a bargain purchased gain of approximately $2,352. ASC 805 provides for a period of time (limited to 1 year from the acquisition date) during which the acquirer may adjust provisional amounts recognized at the acquisition date to their subsequently determined acquisition-date fair values, referred to as the measurement period. Accordingly, the recognized bargain purchased gain is subject to a change during the measurement period.

Liquidity and Capital Resources

In the six-month period ended June 30, 2015, the Company incurred losses of $6,687 and it had negative cash flows from operating activities in the amount of $8,392, as well as accumulated losses from previous years. As of June 30, 2015, the Company's total shareholders' equity amounted to $19,821 (unaudited).

On February 18, 2015, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2015 Cantor Sales Agreement”) with Cantor, as sales agent, and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. Sales of the Company's Ordinary Shares under the 2015 Cantor Sales Agreement are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. In February 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 2,204,764 of its Ordinary Shares, and received gross proceeds of $9,829, before deducting issuance expenses in an amount of $490.

Sales of the Company's ordinary shares under the Cantor Sales Agreements are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

Subsequent to the balance sheet date, during July and August 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 219,594 of its ordinary shares, and received gross proceeds of $711, before deducting issuance expenses in an amount of $21.

In addition, subsequent to the balance sheet date, on October 13, 2015, the Company entered into a Securities Purchase Agreement (the "Securities Purchase Agreement"), pursuant to which the Company agreed to sell securities to various accredited investors (the "Purchasers") in a private placement transaction (the "Private Placement").  The Private Placement closed on or about October 15, 2015 (the "Closing Date").

Under the terms of the Private Placement, the Company issued an aggregate of 3,333,333 units at $2.40 per unit, with with each unit consisting of (i) one ordinary share (collectively, the "Shares"), (ii) a Series A Warrant to purchase one-half of an ordinary share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date, and (iii) a partially pre-funded Series B Warrant (collectively and together with the Series A Warrants, the "Warrants"). The Series B Warrants have an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share.  The Series B Warrants are intended to reset the price of the units, and will be exercisable for an aggregate number of ordinary shares based on a reset price per unit equal to 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of the Resale Registration Statement (as defined below); provided that the maximum aggregate number of ordinary shares issuable upon exercise of the Series B Warrants will not exceed 2,666,667, provided, further, that if 85% of the arithmetic average of the five lowest weighted-average prices calculated during the ten trading days following the effective date of the Resale Registration Statement is $2.40 or greater the Series B Warrants will not be exercisable for any ordinary shares.  The Series B Warrants are exercisable for 60 days following the effective date of the Resale Registration Statement. The Company has also entered into a Registration Rights Agreement (the "Registration Rights Agreement") with the Purchasers pursuant to which the Company is required to file a registration statement on Form F-3 within 60 days to cover the resale of the Shares and the ordinary shares issuable upon exercise of the Warrants (the "Resale Registration Statement").  The failure on the part of the Company to satisfy certain conditions and deadlines described in the Registration Rights Agreement may subject the Company to payment of certain liquidated damages.

The net proceeds to the Company from the Private Placement, after deducting placement agent fees and expenses, Rosetta's estimated offering expenses, and excluding the proceeds, if any, from the exercise of the Warrants, are approximately $7,400.

According to the Company's current plans, it has sufficient liquidity resources to support its operations into the first quarter of 2017.